Mar. 12, 2021
PACE® Global Real Estate Securities Investments
PACE® Global Real Estate Securities Investments

PACE® Select Advisors Trust

March 12, 2021

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 27, 2020, as supplemented.

Includes:

•  PACE® Global Real Estate Securities Investments

Dear Investor,

The purpose of this supplement is to update certain information for series of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment subadvisory arrangements for PACE® Global Real Estate Securities Investments (the "fund"), a series of the Trust. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has appointed Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), to serve as a new subadvisor to the fund. MFS assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective on March 11, 2021.

I. PACE® Global Real Estate Securities Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Global Real Estate Securities Investments Fund summary" and sub-captioned "Management process" beginning on page 64 of the Multi-Class Prospectus and page 66 of the Class P Prospectus is revised by replacing the last paragraph of that section with the following:

The main strategies of the subadvisors include:

•  achieving total returns by investing in a diversified portfolio of global securities of companies primarily in the real estate industry; and

•  focusing on investments in equity REITs as well as similar entities formed under the laws of non-US countries, and the subadvisor may also invest in mortgage REITs, hybrid REITs and other US and foreign real estate-related investments, including emerging market real estate-related investments.

The section captioned "PACE Global Real Estate Securities Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 66 of the Multi-Class Prospectus and page 68 of the Class P Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS") assumed day-to-day management of a separate portion of the fund's assets on March 11, 2021.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.